SPDR® Index Shares Funds

One Lincoln Street

Boston, MA 02111

January 5, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

RE:	SPDR Index Shares Funds (“Registrant”)

File Nos.: 333-92106 and 811-21145

Dear Sir/Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for SPDR MSCI ACWI Low Carbon Target ETF, a series of the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant filed on December 11, 2014 (Accession No. 0001193125-14-440198).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-2532.

Sincerely,

/s/ Christopher A. Madden

Christopher A. Madden

Secretary

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase